RELATED PARTIES (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related parties
Current account receivables	$ 15,299,187	$ 9,901,543
Accounts receivable from related entities, non-current	8,000,924	292,931
Current accounts payable to related entities	102,102,553	94,376,420
Non-current accounts payable related companies		380,465
Transactions
Sale of fixed assets			$ 1,949,413
Shareholder related
Related parties
Accounts receivable from related entities, non-current	7,887,027
Equity investee | Purchase of Products
Transactions
Purchase of goods	4,115,760	4,125,235
Embonor S.A. | Shareholder related
Related parties
Current account receivables	6,035,391	5,739,330
Current accounts payable to related entities	400,514	621,771
Transactions
Minimum dividend	400,514	211,014
Coca-Cola de Chile S.A. | Shareholder
Related parties
Accounts receivable from related entities, non-current	113,897	292,931
Current accounts payable to related entities	24,722,659	27,864,498
Transactions
Minimum dividend	37,089	37,981
Coca-Cola de Chile S.A. | Shareholder | Purchase of concentrates
Transactions
Purchase of goods	213,851,424	208,072,332
Coca-Cola de Chile S.A. | Shareholder | Purchase of advertising services
Transactions
Purchase of services	13,320,924	11,428,852
Coca-Cola de Chile S.A. | Shareholder | Water source lease
Transactions
Leases as lessee	7,679,375	6,579,358
Coca-Cola de Chile S.A. | Shareholder | Sale of raw materials and other
Transactions
Sale of goods	4,278,747	2,814,472
Coca-Cola Embonor S.a | Common shareholder | Sale of raw materials and other
Transactions
Sale of goods	1,908	38,697
Coca-Cola Embonor S.a | Common shareholder | Sale of services and others
Transactions
Sale of services	238,660	2,417,367
Coca-Cola Embonor S.a | Common shareholder | Sale of Finished Products
Transactions
Sale of goods	87,478,527	79,975,653
Alimentos de Soja S.A.U. | Shareholder related
Related parties
Current accounts payable to related entities	4,383	75,296
Alimentos de Soja S.A.U. | Shareholder related | Purchase of Products
Transactions
Purchase of goods		69,330
Alimentos de Soja S.A.U. | Shareholder related | Payment of commissions and services
Transactions
Payment of fees and services		242
Alimentos de Soja S.A.U. | Shareholder related | Marketing Services
Transactions
Purchase of services	49,285	10,796
Embotelladora Iquique S.A. | Shareholder related
Related parties
Current account receivables	234,850	228,333
Embotelladora Iquique S.A. | Shareholder related | Sale of Finished Products
Transactions
Sale of goods	5,988,320	6,055,551
Envases CMF S.A. | Associate
Related parties
Current account receivables	325,590	497,269
Current accounts payable to related entities	6,846,917	16,594,188
Envases CMF S.A. | Associate | Purchase of containers
Transactions
Purchase of goods	30,038,122	23,106,391
Envases CMF S.A. | Associate | Sale of containers/raw materials
Transactions
Sale of goods	16,715,662	12,614,819
Envases CMF S.A. | Associate | Purchase of raw materials
Transactions
Purchase of goods	30,703,543	26,436,164
Envases CMF S.A. | Associate | Purchase services and others
Transactions
Purchase of services	486,300	2,094,416
Envases CMF S.A. | Associate | Purchase of packaging
Transactions
Purchase of goods	12,011,983	15,562,395
Monster | Shareholder related
Related parties
Current accounts payable to related entities	1,035,480	1,103,496
Serv. y Prod. para Bebidas Refrescantes S.R.L. | Shareholder related
Transactions
Purchase of services		1,371,553
Advertising participation payment	1,198,082
Serv. y Prod. para Bebidas Refrescantes S.R.L. | Shareholder related | Purchase of concentrates
Transactions
Advertising participation payment	18,332	15,387
Serv. y Prod. para Bebidas Refrescantes S.R.L. | Shareholder
Related parties
Current accounts payable to related entities	7,650,174	1,872,078
Coca-Cola del Valle New Ventures S.A. | Associate
Related parties
Current account receivables	28,099	38,423
Current accounts payable to related entities	569,282	340,111
Coca-Cola del Valle New Ventures S.A. | Associate | Purchase services and others
Transactions
Purchase of services	85,519	364,747
Coca-Cola del Valle New Ventures S.A. | Associate | Sale of services and others
Transactions
Sale of services		14,838
Recofarma do Industrias Amazonas Ltda. | Shareholder related
Related parties
Current accounts payable to related entities	42,154,575	32,292,993
Non-current accounts payable related companies		380,465
Recofarma do Industrias Amazonas Ltda. | Shareholder related | Purchase of concentrates
Transactions
Purchase of goods	180,971,905	168,538,618
Recofarma do Industrias Amazonas Ltda. | Shareholder related | Water source lease
Transactions
Purchase of goods	96,292,733	126,331,582
Recofarma do Industrias Amazonas Ltda. | Shareholder related | Reimbursement and other purchases
Transactions
Reimbursement and other purchases	2,203,663	6,419,348
Leao Alimentos e Bebidas Ltda. | Associate
Related parties
Current accounts payable to related entities	86,331	152,284
Leao Alimentos e Bebidas Ltda. | Associate | Purchase of Products
Transactions
Purchase of goods	68,300	1,396,272
Envases del Pacfico S.A. | Shareholder related
Related parties
Current accounts payable to related entities		274,535
Envases del Pacfico S.A. | Director related | Purchase of raw materials and materials
Transactions
Purchase of goods		138,792
Comercializadora Nova Verde | Common shareholder
Related parties
Current account receivables	3,307,047	711,003
Current accounts payable to related entities	2,076,467	3,233,955
Comercializadora Nova Verde | Common shareholder | Purchase of raw materials
Transactions
Purchase of goods	3,661,249	2,608,964
Comercializadora Nova Verde | Common shareholder | Sale of services and others
Transactions
Sale of fixed assets	4,669,640	3,680,425
Comercializadora Nova Verde | Common shareholder | Sale of packaging and raw materials
Transactions
Sale of goods	1,756,230	481,768
Comercializadora Nova Verde | Common shareholder | Sale of Finished Products
Transactions
Sale of services	290,717	24,649,488
Comercializadora Nova Verde | Common shareholder | Purchase of Finished Products
Transactions
Purchase of goods	297,694	521,943
Comercializadora Nova Verde | Common shareholder | Advertising
Transactions
Advertising participation payment	319,620	1,127,367
Comercializadora Nova Verde | Common shareholder | Cold Equipment Maintenance
Transactions
Purchase of goods and advertising participation payment		2,415
Parque Arauco S.A. | Director related | Space lease
Transactions
Leases as lessee	156,419	152,248
Sorocaba Refrescos S. A. | Shareholder related
Related parties
Current account receivables	1,040,634
Sorocaba Refrescos S. A. | Associate | Purchase of Products
Transactions
Purchase of goods	6,628,720	4,682,682
KAIK Participacoes | Associate | Reimbursement and other purchases
Transactions
Reimbursement and other purchases	2,572,446	4,555,837
Trop Frutas do Brasil Ltda. | Associate | Purchase of Products
Transactions
Purchase of goods	15,722,283	13,838,963
Monster Energy Company - USA | Shareholder related
Related parties
Current accounts payable to related entities	10,014,011	4,010,463
Monster Energy Company - USA | Equity investee | Purchase of advertising services
Transactions
Purchase of goods and advertising participation payment	133,920	1,153,315
Coca-Cola Company | Shareholder
Related parties
Current accounts payable to related entities	5,313,923	3,927,254
Monster Energy Company EEUU | Shareholder related
Related parties
Current accounts payable to related entities	117,130	42,763
Monster Energy Company - CHILE | Associate
Related parties
Current account receivables	4,100,327	2,429,980
Monster Energy Company - CHILE | Subsidiary | Purchase of advertising services
Transactions
Purchase of services	14,159,245	10,127,338
Monster Energy Company - CHILE | Subsidiary | Sale of services and others
Transactions
Sale of services	37,964,829	33,106,173
Monster Energy Company - CHILE | Subsidiary | Sale of Finished Products
Transactions
Sale of goods	2,699,495	1,837,332
Monster Energy Company - CHILE | Subsidiary | Purchase of Finished Products
Transactions
Purchase of goods	6,294,079	2,469,565
Banco Santander Chile. | Director/Manager/Executive | Purchase services and others
Transactions
Purchase of services	266,407	231,135
Coca-Cola Export Corporation, Panama | Shareholder related
Related parties
Current account receivables	227,249	257,205
Current accounts payable to related entities	24,836	$ 1,970,735
Coca-Cola Export Corporation, Panama | Shareholder related | Sale of Finished Products
Transactions
Sale of services	152,673
Coca-Cola Export Corporation, Panama | Shareholder related | Purchase of products and others
Transactions
Purchase of goods	5,060,587
Coca-Cola Export Corporation, Atlanta | Shareholder related | Purchase of products and others
Transactions
Purchase of goods	36,802
Circular PET | Shareholder related
Related parties
Current accounts payable to related entities	$ 1,085,871